Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.7%
International Alternative Fund - 7.7%
Transamerica Unconstrained Bond (A)	7,807,655	$ 76,436,946

International Equity Funds - 27.2%
Transamerica Emerging Markets Opportunities (A) (B)	7,684,900	74,620,381
Transamerica International Equity (A)	4,552,623	76,028,803
Transamerica International Growth (A)	12,333,366	98,420,260
Transamerica International Small Cap Value (A)	1,581,761	19,598,014

		268,667,458

U.S. Alternative Fund - 4.0%
Transamerica BlackRock Global Real Estate Securities VP (A)	4,178,868	39,615,673

U.S. Equity Funds - 51.6%
Transamerica Janus Mid-Cap Growth VP (A)	425,075	15,319,700
Transamerica JPMorgan Enhanced Index VP (A)	2,396,151	51,349,526
Transamerica JPMorgan Mid Cap Value VP (A)	160,710	2,100,473
Transamerica Large Cap Value (A)	18,722,869	173,560,993
Transamerica Mid Cap Growth (A)	2,433,349	29,759,861
Transamerica Mid Cap Value Opportunities (A)	213,308	2,128,811
Transamerica Morgan Stanley Capital Growth VP (A)	2,692,677	90,204,668
Transamerica Small Cap Value (A)	1,394,504	10,835,299
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	2,158
Transamerica T. Rowe Price Small Cap VP (A)	1,845,220	28,545,551
Transamerica WMC US Growth VP (A)	2,735,014	106,856,980

		510,664,020

U.S. Fixed Income Fund - 4.2%
Transamerica High Yield Bond (A)	4,854,466	41,942,585

Total Investment Companies (Cost $904,995,275)		937,326,682

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 4.1%
U.S. Treasury - 4.1%
U.S. Treasury Note 2.50%, 01/31/2021(E)	$ 40,165,000	40,481,927

Total U.S. Government Obligation (Cost $40,714,551)		40,481,927

Principal	Value

REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2020, to be repurchased at $9,274,811 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $9,460,398.

$ 9,274,811	$ 9,274,811

Total Repurchase Agreement (Cost $9,274,811)	9,274,811

Total Investments (Cost $954,984,637)	987,083,420
Net Other Assets (Liabilities) - 0.3%	2,754,881

Net Assets - 100.0%	$ 989,838,301

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	248	12/15/2020	$18,845,150	$18,632,240	$—	$(212,910)
E-Mini Russell 2000® Index	389	12/18/2020	29,219,552	29,260,580	41,028	—
EUR Currency	136	12/14/2020	20,110,781	19,950,350	—	(160,431)
EURO STOXX 50® Index	138	12/18/2020	5,344,360	5,167,830	—	(176,530)
MSCI EAFE Index	591	12/18/2020	55,726,288	54,762,060	—	(964,228)
MSCI Emerging Markets Index	228	12/18/2020	12,378,728	12,408,900	30,172	—
S&P 500® E-Mini Index	917	12/18/2020	152,642,624	153,689,200	1,046,576	—

Total					$1,117,776	$(1,514,099)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(556)	12/31/2020	$(70,084,733)	$(70,073,375)	$11,358	$—
FTSE 100 Index	(485)	12/18/2020	(37,609,582)	(36,557,239)	1,052,343	—
S&P/ASX 200 Index	(186)	12/17/2020	(19,802,121)	(19,323,917)	478,204	—
S&P/TSX 60 Index	(34)	12/17/2020	(4,912,575)	(4,910,217)	2,358	—
TOPIX Index	(138)	12/10/2020	(20,816,674)	(21,269,521)	—	(452,847)

Total					$1,544,263	$(452,847)

Total Futures Contracts					$2,662,039	$(1,966,946)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$937,324,524	$—	$—	$937,324,524
U.S. Government Obligation	—	40,481,927	—	40,481,927
Repurchase Agreement	—	9,274,811	—	9,274,811

Total	$937,324,524	$49,756,738	$—	$987,081,262

Investment Companies Measured at Net Asset Value (D)				2,158

Total Investments				$987,083,420

Other Financial Instruments
Futures Contracts (H)	$2,662,039	$—	$—	$2,662,039

Total Other Financial Instruments	$2,662,039	$—	$—	$2,662,039

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(1,966,946)	$—	$—	$(1,966,946)

Total Other Financial Instruments	$(1,966,946)	$—	$—	$(1,966,946)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$111,383,663	$8,045,622	$(56,558,369)	$271,910	$(23,527,153)	$39,615,673	4,178,868	$7,507,530	$538,092
Transamerica Emerging Markets Equity	30,921,078	—	(30,816,701)	(1,821,026)	1,716,649	—	—	—	—
Transamerica Emerging Markets Opportunities	—	72,365,852	—	—	2,254,529	74,620,381	7,684,900	—	—
Transamerica High Yield Bond	16,897,238	35,592,631	(7,565,836)	(379,400)	(2,602,048)	41,942,585	4,854,466	1,469,110	—
Transamerica International Equity	120,930,908	7,680,000	(42,163,386)	1,349,765	(11,768,484)	76,028,803	4,552,623	—	—
Transamerica International Growth	100,139,351	—	(4,295,759)	(557,446)	3,134,114	98,420,260	12,333,366	—	—
Transamerica International Small Cap Value	31,591,155	—	(9,236,909)	(814,639)	(1,941,593)	19,598,014	1,581,761	—	—
Transamerica Janus Mid-Cap Growth VP	24,317,836	1,274,647	(8,238,627)	1,612,786	(3,646,942)	15,319,700	425,075	57,943	1,216,704
Transamerica JPMorgan Enhanced Index VP	98,348,313	4,658,380	(50,149,736)	9,939,567	(11,446,998)	51,349,526	2,396,151	841,745	3,816,635
Transamerica JPMorgan Mid Cap Value VP	8,143,934	110,367	(5,649,993)	(343,402)	(160,433)	2,100,473	160,710	27,542	82,825
Transamerica Large Cap Value	155,517,956	46,212,373	—	—	(28,169,336)	173,560,993	18,722,869	2,490,473	—
Transamerica Mid Cap Growth	19,926,095	7,133,711	—	—	2,700,055	29,759,861	2,433,349	—	—
Transamerica Mid Cap Value Opportunities	17,567,855	—	(14,988,964)	1,157,424	(1,607,504)	2,128,811	213,308	—	—
Transamerica Morgan Stanley Capital Growth VP	86,638,627	3,448,118	(52,471,718)	(2,110,616)	54,700,257	90,204,668	2,692,677	456,506	2,991,612
Transamerica Small Cap Value	—	11,413,000	—	—	(577,701)	10,835,299	1,394,504	—	—
Transamerica Small Company Growth Liquidating Trust	1,914	—	—	—	244	2,158	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	29,925,994	1,958,193	(1,221,613)	83,440	(2,200,463)	28,545,551	1,845,220	—	1,958,193
Transamerica Unconstrained Bond	46,360,697	42,020,865	(12,962,462)	(828,948)	1,846,794	76,436,946	7,807,655	1,542,521	—
Transamerica WMC US Growth VP	89,122,572	27,120,500	(19,431,698)	4,898,379	5,147,227	106,856,980	2,735,014	851,035	7,402,084

Total	$987,735,186	$269,034,259	$(315,751,771)	$12,457,794	$(16,148,786)	$937,326,682	76,015,591	$15,244,405	$18,006,145

(B)	Non-income producing securities.
(C)	Restricted security. At September 30, 2020, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$2,158	0.0	%(I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $40,481,927.
(F)	Rate disclosed reflects the yield at September 30, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 5